NOTES PAYABLE, RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Payable Related Parties
NOTES PAYABLE, RELATED PARTIES

9.	NOTES PAYABLE, RELATED PARTIES

On October 1, 2021, we issued a secured, revolving promissory note in an original principal amount of up to $15 million, which was subsequently increased to $20 million, in favor of Meta (as amended to date, the “2021 Note”). The 2021 Note is fully drawn with a principal balance outstanding of $20 million, bears interest at 8% per annum, computed on the basis of a 360-day year. If an event of default has occurred and is continuing, interest on the 2021 Note may accrue at the default rate of 12% per annum. On August 7, 2023, following the Loan Purchase, Mr. McCabe replaced Meta as the lender and secured party under the 2021 Note but the Company’s obligations under the 2021 Note remain unchanged. Following an amendment entered into as of October 1, 2023, the 2021 Note matures on January 3, 2024.

Additionally, we have an aggregate principal balance of $6.59 million outstanding under the Loan Agreement with Mr. McCabe as successor-in-interest to Meta, which bears interest at a fixed rate of 8% per annum if no event of default exists, and at a fixed rate of 12% per annum if an event of default exists. Pursuant to an amendment to the Loan Agreement dated as of October 1, 2023, the loans under the Loan Agreement mature on January 3, 2024.

The combined balance on the 2021 Note and the Loan Agreement as of September 30, 2023 was $21.59 million. As of September 30, 2023, the combined total accrued and unpaid interest under the 2021 Note and the Loan Agreement was $2.63 million.

In connection with the Merger, on December 22, 2022, the Company entered into the 2022 Note in the principal amount of up to $20 million in favor of Mr. McCabe. The Company is entitled to request advances under the 2022 Note in a minimum principal amount of $100,000 each. Mr. McCabe is the largest shareholder of the Company’s common stock and the chairman of the board of directors of the Company. Pursuant to an amendment to the 2022 Note dated October 1, 2023, the 2022 Note matures on January 3, 2024.

As of September 30, 2023, the Company had a balance of $20 million and accrued and unpaid interest of $0.56 million under the 2022 Note.

10.	NOTES PAYABLE, RELATED PARTIES

In 2021, the Company entered into a note payable with Meta its former parent to borrow up to $15 million. On October 1, 2021, the Company issued the 2021 Note, which bears interest at 8% per annum, computed on the basis of a 360-day year, and matures March 31, 2023 (the “2021 Note Maturity Date”); provided, however, if the Company raises $30 million or more in capital through debt or equity or a combination thereof by the 2021 Note Maturity Date, the 2021 Note Maturity Date will be extended to September 30, 2023, and the outstanding principal of the 2021 Note will amortize in six equal, monthly installments. If an event of default has occurred and is continuing, interest on the 2021 Note may accrue at the default rate of 12% per annum. The outstanding principal of the 2021 Note, together with all accrued interest thereon, becomes due on the 2021 Note Maturity Date. The 2021 Note includes a restrictive covenant that, subject to certain exceptions and qualifications, restricts the Company’s ability to merge or consolidate with another person or entity, or sell or transfer all or substantially all of its assets, unless the Company is the surviving entity or the successor entity assumes all of obligations under the 2021 Note. The 2021 Note is collateralized by certain shares of common stock in Meta held by one of its stockholders, Mr. McCabe, and by a lien on a 25% interest in the Orogrande Project owned by Wolfbone, an affiliate of Mr. McCabe.

The balance on the 2021 Note as of December 31, 2022 and December 31, 2021 is $20 million and $12.5 million, respectively. The Company incurred interest of $208,889 for the year ended December 31, 2021 and an additional $74,210 for the successor period and $1,289,328 for the predecessor period.

Under the terms of the Arrangement Agreement that governed the merger transaction between Torchlight and Meta in June 2021 the oil and natural gas assets were to be sold or spun out from Meta and the costs of any sale or spin-off incurred by Meta were to be borne the then-existing shareholders of Torchlight. The amount of the reimbursement payable to Meta in connection with the Spin-Off is $2,573,724 which is to be added to the principal amount of the 2022 Note payable.

On September 2, 2022, the Company entered into a loan agreement with Meta, as lender (the “Loan Agreement”) that would govern prior loan amounts advanced to the Company from Meta. As of August 11, 2022, and August 29, 2022, the Company borrowed an additional $1.2 million and $1.46 million, respectively, representing the remaining amount available for borrowing under the Loan Agreement and resulting in a total of $5 million principal amount outstanding related to the Loan Agreement, the proceeds of which were used for working capital and general corporate purposes. The term loans under the Loan Agreement bear interest at a per annum rate equal to 8% and mature on March 31, 2023 (the “Maturity Date”); provided, however, if the Company raises $30 million or more in capital through debt or equity, or a combination thereof by the Maturity Date, the Maturity Date will be extended to October 3, 2023 and the term loan would be amortized in six equal monthly installments. The Loan Agreement includes customary representations and covenants that, subject to exceptions and qualifications, restrict our ability to do certain things, such as: engage in mergers, acquisitions, and asset sales; transact with affiliates; undergo a change in control; incur additional indebtedness; incur liens; make loans and investments; declare dividends or redeem or repurchase equity interests; and enter into certain restrictive agreements. In addition, the Loan Agreement contains customary events of default, mandatory prepayment events and affirmative covenants, including, without limitation, covenants regarding the payment of taxes and other obligations, maintenance of insurance, maintenance of our material properties, reporting requirements, compliance with applicable laws and regulations, and formation or acquisition of new subsidiaries.

On December 21, 2022, the Company entered into that certain Agreement and Plan of Merger (the “Merger Agreement”) with Hudspeth, Wolfbone, MPC and Mr. McCabe, pursuant to which in a series of transactions the oil and natural gas leases, the lands covered by such leases, pooling and communitization agreements, rights-of-way, the surface estate of the lands and all wells located in Orogrande Project will be transferred, conveyed and assigned to Hudspeth (or its designated assignee) in consideration of (1) treating the Orogrande Obligations (as defined in the Merger Agreement) as having been irrevocably satisfied and discharged in full with respect to MPC and (2) an issuance of 56,297,638 shares of Company common stock to Mr. McCabe (such series of transactions collectively, the “Merger”).

The Merger is to be completed in accordance with the Texas Business Organizations Code, whereby (a) the Company will form NBH MergeCo, LLC with the State of Texas (“MergeCo”) in order to cause Hudspeth to assign all of its rights under the Merger Agreement to MergeCo and MergeCo will assume Hudspeth’s obligations under the Merger Agreement, (b) Hudspeth (or MergeCo, as its assignee), Wolfbone and MPC shall merge with each of Wolfbone and MPC as surviving entities, and (c) Wolfbone shall become a direct and wholly-owned subsidiary of the Company. The closing of the transactions contemplated by the Merger Agreement are subject to the satisfaction of certain customary closing conditions, including filing and acceptance of the certificate of merger by the Secretary of State of the State of Texas.

In connection with the Merger, on December 22, 2022, the Company entered into the 2022 Note in the principal amount of up to $20 million in favor of Mr. McCabe. The Company is entitled to request advances under the 2022 Note in a minimum principal amount of $100,000 each. Mr. McCabe is the largest shareholder of the Company’s common stock. As of December 31, 2022 the Company had drawn $2 million on the 2022 Note.